Fair Value Measurements - Level 3 (Details) - Level 3 - Fair Value, Recurring - Warrant - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 7,341	$ 0
Exercised		0
Assumed from Merger		44,272
Changes in fair value	(6,439)	(36,931)
Ending balance	902	7,341
Warrant Liability - Public & Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	12,744
Exercised		(13,102)
Assumed from Merger		0
Changes in fair value		358
Ending balance		$ 0